UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Series Sustainable U.S. Market Fund Fidelity® Series Sustainable U.S. Market Fund : FSUMX

This semi-annual shareholder report contains information about Fidelity® Series Sustainable U.S. Market Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable U.S. Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$41,271,779
Number of Holdings	738
Portfolio Turnover	29%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.3
Financials	14.4
Industrials	10.9
Consumer Discretionary	9.8
Health Care	8.8
Communication Services	8.0
Consumer Staples	4.5
Energy	3.6
Materials	2.0
Real Estate	1.8
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.6
Canada - 1.0
United Kingdom - 0.6
Netherlands - 0.4
Taiwan - 0.3
Germany - 0.3
Ireland - 0.2
India - 0.2
France - 0.2
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Microsoft Corp	5.4
Amazon.com Inc	4.0
Apple Inc	3.8
Alphabet Inc Class C	3.0
Broadcom Inc	1.7
Alphabet Inc Class A	1.3
Wells Fargo & Co	1.3
Bank of America Corp	1.2
JPMorgan Chase & Co	1.2
30.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914479.101    7319-TSRS-0925

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Sustainable U.S. Market Fund

Semi-Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Sustainable U.S. Market Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.7%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	1,121	24,797
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	273	59,334
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	26	6,337
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (a)	1,382	16,888
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	165	15,099
TOTAL BRAZIL		31,987
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	263	10,825
CANADA - 1.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (a)	174	9,339
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	421	21,876
Energy - 0.2%
Energy Equipment & Services - 0.0%
CES Energy Solutions Corp	459	2,402
Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp	226	16,968
Imperial Oil Ltd	530	44,191
Parex Resources Inc	938	11,129
		72,288
TOTAL ENERGY		74,690

Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	225	13,876
TMX Group Ltd	375	15,248
		29,124
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	547	16,705
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (a)	211	24,604
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (a)	297	59,359
IT Services - 0.3%
Shopify Inc Class A (a)	752	91,922
TOTAL INFORMATION TECHNOLOGY		151,281

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	182	10,796
Metals & Mining - 0.0%
Franco-Nevada Corp (United States)	38	6,055
OR Royalties Inc	145	4,016
		10,071
TOTAL MATERIALS		20,867

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	49	7,389
Utilities - 0.1%
Gas Utilities - 0.1%
Brookfield Infrastructure Corp (United States)	510	19,910
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	52	1,905
TOTAL UTILITIES		21,815

TOTAL CANADA		377,690
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	1,915	19,556
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Tencent Holdings Ltd	886	62,031
DENMARK - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novo Nordisk A/S Class B ADR	501	23,582
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (a)	632	23,725
FRANCE - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Hermes International SCA	6	14,728
Industrials - 0.2%
Aerospace & Defense - 0.2%
Airbus SE	167	33,577
Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE	128	19,056
TOTAL FRANCE		67,361
GERMANY - 0.3%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	237	25,477
Information Technology - 0.2%
Software - 0.2%
SAP SE ADR	298	85,437
TOTAL GERMANY		110,914
INDIA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (a)	62	5,803
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd GDR (b)	132	8,316
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd/Gandhinagar ADR	340	26,101
ICICI Bank Ltd ADR	925	31,173
		57,274
TOTAL INDIA		71,393
IRELAND - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Accenture PLC Class A	332	88,677
ISRAEL - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Wix.com Ltd (a)	182	24,758
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (a)	72	18,906
Software - 0.0%
Cellebrite DI Ltd (a)	842	11,771
TOTAL ISRAEL		55,435
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	686	4,744
JAPAN - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Nintendo Co Ltd	341	28,500
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	114	7,581
Allegro MicroSystems Inc (a)	806	25,317
		32,898
TOTAL JAPAN		61,398
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	223	6,563
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	178	16,760
NETHERLANDS - 0.4%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	20	13,407
Merus NV (a)	350	23,184
		36,591
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	19	13,199
NXP Semiconductors NV	563	120,353
		133,552
TOTAL NETHERLANDS		170,143
PUERTO RICO - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	1,083	7,733
Financials - 0.1%
Banks - 0.1%
First BanCorp/Puerto Rico	903	18,809
Financial Services - 0.0%
EVERTEC Inc	179	6,471
TOTAL FINANCIALS		25,280

TOTAL PUERTO RICO		33,013
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Sea Ltd Class A ADR (a)	52	8,146
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (b)(c)	144	5,094
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Silicon Motion Technology Corp ADR	14	1,072
Taiwan Semiconductor Manufacturing Co Ltd ADR	489	118,152

TOTAL TAIWAN		119,224
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (a)	138	44,675
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (a)	210	63,475
Flutter Entertainment PLC (United Kingdom) (a)	46	14,033
		77,508
Consumer Staples - 0.0%
Beverages - 0.0%
Diageo PLC	322	7,805
Diageo PLC ADR	43	4,211
		12,016
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	1,191	43,317
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	341	18,633
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	954	69,728
Industrials - 0.0%
Professional Services - 0.0%
WNS Holdings Ltd (a)	50	3,739
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC	3,028	42,550
TOTAL UNITED KINGDOM		267,491
UNITED STATES - 91.3%
Communication Services - 7.8%
Diversified Telecommunication Services - 0.4%
AT&T Inc	2,821	77,324
Cogent Communications Holdings Inc	219	9,984
Frontier Communications Parent Inc (a)	49	1,800
Iridium Communications Inc	103	2,519
Verizon Communications Inc	2,121	90,694
		182,321
Entertainment - 1.8%
Cinemark Holdings Inc	594	15,961
Electronic Arts Inc	280	42,697
IMAX Corp (a)	675	17,408
Liberty Media Corp-Liberty Live Class A (a)	11	900
Netflix Inc (a)	345	399,994
Spotify Technology SA (a)	76	47,617
Take-Two Interactive Software Inc (a)	181	40,314
Vivid Seats Inc Class A (a)	1,778	2,756
Walt Disney Co/The	1,313	156,391
Warner Bros Discovery Inc (a)	2,385	31,410
		755,448
Interactive Media & Services - 5.1%
Alphabet Inc Class A	2,876	551,904
Alphabet Inc Class C	6,420	1,238,162
IAC Inc Class A (a)	757	29,750
Match Group Inc	684	23,441
Pinterest Inc Class A (a)	1,039	40,105
Reddit Inc Class A (a)	211	33,884
Snap Inc Class A (a)	12,690	119,667
ZoomInfo Technologies Inc (a)	3,491	37,808
		2,074,721
Media - 0.5%
Comcast Corp Class A	4,858	161,431
DoubleVerify Holdings Inc (a)	462	7,078
Fox Corp Class B	54	2,762
Magnite Inc (a)	444	10,216
News Corp Class B	56	1,872
Paramount Global Class B	339	4,261
Thryv Holdings Inc (a)	208	2,737
		190,357
Wireless Telecommunication Services - 0.0%
Gogo Inc (a)	469	7,438
TOTAL COMMUNICATION SERVICES		3,210,285

Consumer Discretionary - 9.4%
Automobile Components - 0.1%
LCI Industries	137	13,015
Modine Manufacturing Co (a)	185	24,894
		37,909
Automobiles - 0.9%
Harley-Davidson Inc	361	8,783
Lucid Group Inc Class A (a)	1,135	2,792
Rivian Automotive Inc Class A (a)	2,223	28,610
Tesla Inc (a)	1,091	336,323
Thor Industries Inc	58	5,277
		381,785
Broadline Retail - 4.1%
Amazon.com Inc (a)	6,851	1,603,888
Dillard's Inc Class A	4	1,868
eBay Inc	394	36,150
Macy's Inc	392	4,951
		1,646,857
Distributors - 0.1%
Genuine Parts Co	176	22,683
LKQ Corp	1,039	30,619
		53,302
Diversified Consumer Services - 0.3%
ADT Inc	974	8,133
Bright Horizons Family Solutions Inc (a)	75	8,483
Duolingo Inc Class A (a)	37	12,822
Grand Canyon Education Inc (a)	106	17,875
H&R Block Inc	924	50,210
Laureate Education Inc (a)	392	8,859
Service Corp International/US	89	6,791
		113,173
Hotels, Restaurants & Leisure - 1.1%
Aramark	214	9,108
Booking Holdings Inc	19	104,577
Chipotle Mexican Grill Inc (a)	1,133	48,583
DoorDash Inc Class A (a)	141	35,285
Hilton Worldwide Holdings Inc	30	8,042
Light & Wonder Inc Class A (a)	61	5,876
McDonald's Corp	361	108,325
Royal Caribbean Cruises Ltd	127	40,369
Starbucks Corp	1,217	108,509
Wingstop Inc	10	3,773
		472,447
Household Durables - 0.6%
Champion Homes Inc (a)	293	17,844
Green Brick Partners Inc (a)	172	10,654
Installed Building Products Inc	128	25,893
Lovesac Co/The (a)	92	1,656
Newell Brands Inc	1,455	8,162
PulteGroup Inc	305	34,441
SharkNinja Inc (a)	732	84,985
Somnigroup International Inc	354	25,623
Taylor Morrison Home Corp (a)	175	10,374
Toll Brothers Inc	180	21,305
TopBuild Corp (a)	26	9,631
Whirlpool Corp	115	9,550
		260,118
Leisure Products - 0.1%
Acushnet Holdings Corp	46	3,663
Brunswick Corp/DE	193	11,250
Hasbro Inc	63	4,735
Latham Group Inc (a)	1,213	8,224
Mattel Inc (a)	153	2,603
Peloton Interactive Inc Class A (a)	1,162	8,297
YETI Holdings Inc (a)	53	1,946
		40,718
Specialty Retail - 1.7%
Abercrombie & Fitch Co Class A (a)	153	14,691
Academy Sports & Outdoors Inc	500	25,395
America's Car-Mart Inc/TX (a)	158	7,116
Best Buy Co Inc	340	22,120
Camping World Holdings Inc Class A	605	8,373
Dick's Sporting Goods Inc	3	635
Five Below Inc (a)	146	19,932
GameStop Corp Class A (a)	229	5,141
Gap Inc/The	217	4,223
Group 1 Automotive Inc	22	9,067
Home Depot Inc/The	449	165,012
Lithia Motors Inc Class A	18	5,184
Lowe's Cos Inc	920	205,685
Murphy USA Inc	89	32,261
Restoration Hardware Inc (a)	144	29,609
Ross Stores Inc	148	20,208
TJX Cos Inc/The	536	66,748
Tractor Supply Co	639	36,391
Ulta Beauty Inc (a)	36	18,540
Williams-Sonoma Inc	134	25,065
		721,396
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co	48	2,715
Crocs Inc (a)	148	14,760
Kontoor Brands Inc	86	4,787
Lululemon Athletica Inc (a)	356	71,389
PVH Corp	95	6,975
Samsonite Group SA (b)(c)	2,743	5,595
Steven Madden Ltd	210	5,041
Tapestry Inc	339	36,622
Under Armour Inc Class A (a)	882	5,856
		153,740
TOTAL CONSUMER DISCRETIONARY		3,881,445

Consumer Staples - 4.4%
Beverages - 1.1%
Brown-Forman Corp Class B	808	23,311
Coca-Cola Co/The	3,167	215,008
Keurig Dr Pepper Inc	3,221	105,166
Molson Coors Beverage Co Class B	726	35,371
PepsiCo Inc	403	55,582
Primo Brands Corp Class A	540	14,909
Vita Coco Co Inc/The (a)	65	2,291
		451,638
Consumer Staples Distribution & Retail - 1.4%
BJ's Wholesale Club Holdings Inc (a)	389	41,195
Casey's General Stores Inc	33	17,164
Costco Wholesale Corp	133	124,972
Dollar Tree Inc (a)	62	7,040
Kroger Co/The	373	26,147
Maplebear Inc (a)	68	3,262
Performance Food Group Co (a)	133	13,353
Sprouts Farmers Market Inc (a)	50	7,577
Target Corp	671	67,436
US Foods Holding Corp (a)	921	76,747
Walgreens Boots Alliance Inc	992	11,547
Walmart Inc	1,919	188,024
		584,464
Food Products - 1.0%
Archer-Daniels-Midland Co	425	23,027
Bunge Global SA	180	14,357
Conagra Brands Inc	1,034	18,881
Darling Ingredients Inc (a)	393	12,725
Freshpet Inc (a)	118	8,062
General Mills Inc	1,542	75,527
Kellanova	763	60,910
Kraft Heinz Co/The	2,463	67,634
McCormick & Co Inc/MD	265	18,717
Mondelez International Inc	777	50,264
Simply Good Foods Co/The (a)	567	17,271
Smithfield Foods Inc	302	7,284
The Campbell's Company	581	18,546
TreeHouse Foods Inc (a)	346	6,649
		399,854
Household Products - 0.9%
Church & Dwight Co Inc	376	35,258
Clorox Co/The	246	30,888
Colgate-Palmolive Co	278	23,310
Energizer Holdings Inc	435	9,796
Kimberly-Clark Corp	172	21,435
Procter & Gamble Co/The	1,618	243,460
		364,147
Personal Care Products - 0.0%
Coty Inc Class A (a)	1,262	6,121
Estee Lauder Cos Inc/The Class A	95	8,867
		14,988
TOTAL CONSUMER STAPLES		1,815,091

Energy - 3.3%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	2,158	97,218
Cactus Inc Class A	588	24,878
Kodiak Gas Services Inc	378	12,221
NOV Inc	647	8,139
Schlumberger NV	2,078	70,236
Solaris Energy Infrastructure Inc Class A	521	17,021
Weatherford International PLC	264	14,929
		244,642
Oil, Gas & Consumable Fuels - 2.7%
Antero Resources Corp (a)	233	8,139
Cheniere Energy Inc	443	104,495
ConocoPhillips	350	33,369
DT Midstream Inc	79	8,116
Exxon Mobil Corp	2,457	274,299
Gulfport Energy Corp (a)	106	18,458
ONEOK Inc	2,843	233,439
Phillips 66	248	30,648
Shell PLC ADR	2,712	195,834
Targa Resources Corp	285	47,427
Uranium Energy Corp (a)	1,505	13,048
Valero Energy Corp	298	40,918
Williams Cos Inc/The	2,071	124,156
		1,132,346
TOTAL ENERGY		1,376,988

Financials - 13.9%
Banks - 5.6%
Associated Banc-Corp	449	11,108
Bank of America Corp	9,433	445,898
Bank OZK	112	5,522
BOK Financial Corp	107	10,864
Byline Bancorp Inc	337	8,863
Cadence Bank	589	20,527
Citigroup Inc	1,058	99,135
Comerica Inc	53	3,581
Connectone Bancorp Inc	506	11,653
Cullen/Frost Bankers Inc	52	6,625
CVB Financial Corp	419	7,831
East West Bancorp Inc	185	18,546
Eastern Bankshares Inc	1,061	16,392
First Hawaiian Inc	390	9,458
First Horizon Corp	291	6,347
First Interstate BancSystem Inc Class A	925	26,631
FNB Corp/PA	1,133	17,358
Glacier Bancorp Inc	183	8,021
Hancock Whitney Corp	126	7,525
Huntington Bancshares Inc/OH	1,338	21,983
Independent Bank Corp/MI	603	18,422
JPMorgan Chase & Co	1,502	444,952
M&T Bank Corp	345	65,102
Metropolitan Bank Holding Corp	40	2,822
Pathward Financial Inc	125	9,453
Pinnacle Financial Partners Inc	61	5,361
PNC Financial Services Group Inc/The	1,095	208,346
SouthState Corp	290	27,309
Synovus Financial Corp	367	17,337
TriCo Bancshares	32	1,315
Truist Financial Corp	807	35,274
United Community Banks Inc/GA	211	6,436
Univest Financial Corp	62	1,787
US Bancorp	2,380	107,005
Webster Financial Corp	477	27,499
Wells Fargo & Co	6,168	497,326
Western Alliance Bancorp	398	30,869
Wintrust Financial Corp	187	23,932
		2,294,415
Capital Markets - 3.3%
Ameriprise Financial Inc	28	14,509
Bank of New York Mellon Corp/The	1,423	144,363
Blackrock Inc	42	46,452
Cboe Global Markets Inc	201	48,449
CME Group Inc Class A	110	30,611
Coinbase Global Inc Class A (a)	94	35,509
FactSet Research Systems Inc	38	15,310
Goldman Sachs Group Inc/The	211	152,678
Intercontinental Exchange Inc	494	91,306
Invesco Ltd	403	8,467
Janus Henderson Group PLC	393	17,017
KKR & Co Inc Class A	633	92,785
Lazard Inc	142	7,381
Moody's Corp	150	77,360
Morgan Stanley	940	133,912
Nasdaq Inc	525	50,516
Northern Trust Corp	695	90,350
Piper Sandler Cos	81	25,541
PJT Partners Inc Class A	108	19,291
Raymond James Financial Inc	275	45,961
S&P Global Inc	259	142,735
State Street Corp	381	42,577
StepStone Group Inc Class A	278	16,502
Stifel Financial Corp	158	18,031
		1,367,613
Consumer Finance - 0.7%
American Express Co	422	126,309
Capital One Financial Corp	541	116,315
OneMain Holdings Inc	101	5,837
SLM Corp	283	8,999
SoFi Technologies Inc Class A (a)	573	12,938
Synchrony Financial	392	27,311
		297,709
Financial Services - 2.0%
Affirm Holdings Inc Class A (a)	323	22,145
Apollo Global Management Inc	49	7,121
Equitable Holdings Inc	431	22,132
Fidelity National Information Services Inc	469	37,243
HA Sustainable Infrastructure Capital Inc	462	11,998
Mastercard Inc Class A	575	325,720
MGIC Investment Corp	261	6,760
Mr Cooper Group Inc (a)	55	8,565
PayPal Holdings Inc (a)	313	21,522
Rocket Cos Inc Class A	370	5,465
Toast Inc Class A (a)	63	3,076
Visa Inc Class A	979	338,215
Voya Financial Inc	74	5,180
Walker & Dunlop Inc	167	12,527
WEX Inc (a)	45	7,636
		835,305
Insurance - 2.2%
AFLAC Inc	256	25,436
Allstate Corp/The	203	41,260
Aon PLC	11	3,913
Arch Capital Group Ltd	276	23,753
Arthur J Gallagher & Co	163	46,822
Axis Capital Holdings Ltd	50	4,692
Baldwin Insurance Group Inc/The Class A (a)	280	10,315
CNA Financial Corp	183	8,112
First American Financial Corp	105	6,305
Genworth Financial Inc Class A (a)	761	5,981
Hartford Insurance Group Inc/The	895	111,329
Kinsale Capital Group Inc	9	3,966
Lincoln National Corp	176	6,707
Markel Group Inc (a)	13	26,108
Marsh & McLennan Cos Inc	363	72,310
MetLife Inc	931	70,709
Primerica Inc	54	14,344
Progressive Corp/The	357	86,408
Prudential Financial Inc	1,126	116,632
Reinsurance Group of America Inc	29	5,581
Selective Insurance Group Inc	220	17,153
The Travelers Companies, Inc.	456	118,670
Unum Group	210	15,080
White Mountains Insurance Group Ltd	6	10,727
Willis Towers Watson PLC	196	61,899
		914,212
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp	1,717	16,191
Annaly Capital Management Inc	473	9,616
		25,807
TOTAL FINANCIALS		5,735,061

Health Care - 8.2%
Biotechnology - 1.7%
AbbVie Inc	580	109,632
Alkermes PLC (a)	376	9,960
Alnylam Pharmaceuticals Inc (a)	119	46,677
Arcellx Inc (a)	283	20,203
Astria Therapeutics Inc (a)	916	6,339
Blueprint Medicines Corp rights (a)(d)	93	41
Cargo Therapeutics Inc (a)	220	983
Celldex Therapeutics Inc (a)	629	13,825
Cogent Biosciences Inc (a)	1,376	15,714
Crinetics Pharmaceuticals Inc (a)	323	9,235
Cytokinetics Inc (a)	362	13,626
Day One Biopharmaceuticals Inc (a)	869	5,831
Exact Sciences Corp (a)	389	18,264
Gilead Sciences Inc	1,955	219,527
Immunovant Inc (a)	572	9,198
Insmed Inc (a)	117	12,552
Mirati Therapeutics Inc rights (a)(d)	26	0
Moderna Inc (a)	81	2,394
MoonLake Immunotherapeutics Class A (a)	220	11,097
Nurix Therapeutics Inc (a)	183	2,061
Nuvalent Inc Class A (a)	30	2,351
Perspective Therapeutics Inc (a)	1,323	5,080
PTC Therapeutics Inc (a)	117	6,097
Regeneron Pharmaceuticals Inc	48	26,182
Soleno Therapeutics Inc (a)	116	10,031
Spyre Therapeutics Inc (a)	93	1,578
Stoke Therapeutics Inc (a)	841	10,807
Vaxcyte Inc (a)	566	19,216
Vericel Corp (a)	92	3,214
Vertex Pharmaceuticals Inc (a)	137	62,591
Viking Therapeutics Inc (a)	255	8,305
Viridian Therapeutics Inc (a)	169	2,961
		685,572
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	183	23,093
Boston Scientific Corp (a)	1,197	125,590
Dexcom Inc (a)	157	12,681
Edwards Lifesciences Corp (a)	953	75,583
Glaukos Corp (a)	243	20,920
Globus Medical Inc Class A (a)	91	4,789
ICU Medical Inc (a)	120	15,409
IDEXX Laboratories Inc (a)	69	36,867
Inspire Medical Systems Inc (a)	71	8,842
Insulet Corp (a)	107	30,859
Intuitive Surgical Inc (a)	134	64,467
iRhythm Technologies Inc (a)	111	15,560
Lantheus Holdings Inc (a)	78	5,553
Masimo Corp (a)	174	26,759
Merit Medical Systems Inc (a)	235	19,942
Penumbra Inc (a)	35	8,829
PROCEPT BioRobotics Corp (a)	61	2,959
ResMed Inc	76	20,667
Solventum Corp (a)	47	3,354
STERIS PLC	270	61,152
Stryker Corp	140	54,982
Zimmer Biomet Holdings Inc	237	21,721
		660,578
Health Care Providers & Services - 2.2%
Acadia Healthcare Co Inc (a)	83	1,806
AMN Healthcare Services Inc (a)	306	5,612
Cardinal Health Inc	680	105,550
Cencora Inc	160	45,773
Centene Corp (a)	516	13,452
Cigna Group/The	607	162,300
CVS Health Corp	1,148	71,291
Elevance Health Inc	207	58,598
Encompass Health Corp	76	8,368
Ensign Group Inc/The	193	28,950
HCA Healthcare Inc	64	22,655
HealthEquity Inc (a)	220	21,340
Humana Inc	192	47,975
Labcorp Holdings Inc	84	21,847
LifeStance Health Group Inc (a)	1,098	4,370
McKesson Corp	125	86,693
Privia Health Group Inc (a)	176	3,436
Progyny Inc (a)	528	12,413
Quest Diagnostics Inc	159	26,618
Surgery Partners Inc (a)	418	9,175
Tenet Healthcare Corp (a)	19	3,064
UnitedHealth Group Inc	602	150,235
		911,521
Health Care Technology - 0.0%
Doximity Inc Class A (a)	31	1,821
Veeva Systems Inc Class A (a)	61	17,337
Waystar Holding Corp (a)	135	4,992
		24,150
Life Sciences Tools & Services - 0.6%
Agilent Technologies Inc	234	26,866
Bruker Corp	147	5,648
Danaher Corp	435	85,765
IQVIA Holdings Inc (a)	143	26,578
Mettler-Toledo International Inc (a)	23	28,375
Repligen Corp (a)	39	4,565
Thermo Fisher Scientific Inc	44	20,578
Waters Corp (a)	64	18,481
West Pharmaceutical Services Inc	118	28,233
		245,089
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co	1,348	58,382
Elanco Animal Health Inc (a)	2,726	37,292
Eli Lilly & Co	519	384,096
Enliven Therapeutics Inc (a)	413	7,769
GSK PLC ADR	2,188	81,284
Haleon PLC ADR	3,190	30,082
Jazz Pharmaceuticals PLC (a)	24	2,751
Merck & Co Inc	1,716	134,054
Organon & Co	416	4,035
Perrigo Co PLC	67	1,786
Prestige Consumer Healthcare Inc (a)	63	4,659
Royalty Pharma PLC Class A	725	26,680
Viatris Inc	534	4,667
Zoetis Inc Class A	491	71,583
		849,120
TOTAL HEALTH CARE		3,376,030

Industrials - 10.6%
Aerospace & Defense - 2.6%
ATI Inc (a)	105	8,079
Axon Enterprise Inc (a)	78	58,928
BWX Technologies Inc	2	304
Curtiss-Wright Corp	31	15,197
GE Aerospace	1,611	436,710
Howmet Aerospace Inc	339	60,942
Kratos Defense & Security Solutions Inc (a)	570	33,459
L3Harris Technologies Inc	268	73,652
Leonardo DRS Inc	385	16,016
Lockheed Martin Corp	39	16,418
Northrop Grumman Corp	188	108,403
Rocket Lab Corp	348	15,980
RTX Corp	1,009	158,988
Spirit AeroSystems Holdings Inc Class A (a)	797	31,402
Textron Inc	126	9,799
V2X Inc (a)	272	12,887
Woodward Inc	38	9,769
		1,066,933
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	352	40,593
Expeditors International of Washington Inc	447	51,959
GXO Logistics Inc (a)	96	4,772
		97,324
Building Products - 0.7%
AAON Inc	82	6,847
Advanced Drainage Systems Inc	36	4,131
AZZ Inc	234	25,623
Builders FirstSource Inc (a)	118	15,001
Carrier Global Corp	412	28,271
Johnson Controls International plc	850	89,250
Lennox International Inc	23	14,007
Simpson Manufacturing Co Inc	39	6,998
Tecnoglass Inc	257	20,054
Trane Technologies PLC	202	88,492
UFP Industries Inc	100	9,800
		308,474
Commercial Services & Supplies - 0.3%
ACV Auctions Inc Class A (a)	903	12,832
Brady Corp Class A	120	8,468
BrightView Holdings Inc (a)	919	14,658
Copart Inc (a)	192	8,703
HNI Corp	84	4,321
Veralto Corp	565	59,229
Vestis Corp	811	4,915
VSE Corp	160	25,046
		138,172
Construction & Engineering - 0.5%
Centuri Holdings Inc (a)	886	19,315
Comfort Systems USA Inc	31	21,802
EMCOR Group Inc	57	35,767
Granite Construction Inc	76	7,180
IES Holdings Inc (a)	160	56,492
MasTec Inc (a)	29	5,487
Primoris Services Corp	131	12,336
Sterling Infrastructure Inc (a)	163	43,617
Valmont Industries Inc	18	6,551
		208,547
Electrical Equipment - 1.5%
Acuity Inc	29	9,029
Eaton Corp PLC	112	43,089
Emerson Electric Co	143	20,808
GE Vernova Inc	645	425,888
Hubbell Inc	92	40,248
NEXTracker Inc Class A (a)	408	23,770
nVent Electric PLC	104	8,156
Regal Rexnord Corp	138	21,097
Thermon Group Holdings Inc (a)	241	6,815
Vertiv Holdings Co Class A	164	23,878
		622,778
Ground Transportation - 0.9%
ArcBest Corp	43	3,145
CSX Corp	1,656	58,854
JB Hunt Transport Services Inc	137	19,735
Landstar System Inc	59	7,869
Norfolk Southern Corp	80	22,240
Ryder System Inc	101	17,949
Saia Inc (a)	21	6,347
Schneider National Inc Class B	123	3,007
U-Haul Holding Co (a)	83	4,802
U-Haul Holding Co Class N	116	6,032
Uber Technologies Inc (a)	1,449	127,150
Union Pacific Corp	435	96,557
		373,687
Industrial Conglomerates - 0.3%
Honeywell International Inc	493	109,619
Machinery - 2.0%
Atmus Filtration Technologies Inc	289	11,245
Caterpillar Inc	237	103,811
CNH Industrial NV Class A	1,988	25,764
Crane Co	37	7,243
Cummins Inc	326	119,844
Deere & Co	297	155,739
Dover Corp	34	6,159
Federal Signal Corp	75	9,493
Fortive Corp	393	18,836
Gates Industrial Corp PLC (a)	752	18,650
Kadant Inc	7	2,329
Oshkosh Corp	70	8,857
PACCAR Inc	309	30,517
Parker-Hannifin Corp	80	58,552
Pentair PLC	882	90,140
REV Group Inc	558	27,649
SPX Technologies Inc (a)	91	16,597
Terex Corp	387	19,683
Westinghouse Air Brake Technologies Corp	111	21,318
Xylem Inc/NY	410	59,294
		811,720
Passenger Airlines - 0.0%
Delta Air Lines Inc	177	9,417
Professional Services - 0.9%
Automatic Data Processing Inc	408	126,277
Broadridge Financial Solutions Inc	222	54,947
Clarivate PLC (a)	1,047	4,031
CRA International Inc	116	20,493
ExlService Holdings Inc (a)	486	21,107
First Advantage Corp (a)	459	7,936
FTI Consulting Inc (a)	54	8,983
Jacobs Solutions Inc	158	22,415
KBR Inc	177	8,273
Leidos Holdings Inc	246	39,274
Maximus Inc	90	6,647
Parsons Corp (a)	58	4,304
Paychex Inc	101	14,577
TransUnion	218	20,751
		360,015
Trading Companies & Distributors - 0.7%
Air Lease Corp Class A	152	8,421
Applied Industrial Technologies Inc	20	5,430
Ferguson Enterprises Inc	314	70,126
FTAI Aviation Ltd	481	66,190
GMS Inc (a)	123	13,486
Herc Holdings Inc	105	12,265
United Rentals Inc	35	30,903
Wesco International Inc	38	7,864
WW Grainger Inc	55	57,175
Xometry Inc Class A (a)	123	3,978
		275,838
TOTAL INDUSTRIALS		4,382,524

Information Technology - 28.6%
Communications Equipment - 1.0%
Arista Networks Inc	372	45,838
Ciena Corp (a)	245	22,746
Cisco Systems Inc	3,273	222,826
F5 Inc (a)	68	21,312
Lumentum Holdings Inc (a)	375	41,280
Motorola Solutions Inc	118	51,800
		405,802
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries Inc	194	26,950
Avnet Inc	100	5,294
Belden Inc	220	27,203
Coherent Corp (a)	193	20,767
Crane NXT Co	192	11,393
ePlus Inc (a)	106	6,867
Flex Ltd (a)	210	10,473
Insight Enterprises Inc (a)	86	10,198
Keysight Technologies Inc (a)	122	19,997
PAR Technology Corp (a)	279	16,958
Sanmina Corp (a)	260	30,170
TD SYNNEX Corp	52	7,508
Trimble Inc (a)	254	21,308
		215,086
IT Services - 1.9%
Akamai Technologies Inc (a)	951	72,571
Amdocs Ltd	427	36,449
ASGN Inc (a)	85	4,262
Cloudflare Inc Class A (a)	484	100,517
Cognizant Technology Solutions Corp Class A	180	12,917
DXC Technology Co (a)	391	5,322
Gartner Inc (a)	37	12,530
Globant SA (a)	27	2,274
GoDaddy Inc Class A (a)	538	86,930
IBM Corporation	552	139,739
Kyndryl Holdings Inc (a)	111	4,191
MongoDB Inc Class A (a)	313	74,460
Okta Inc Class A (a)	645	63,081
Twilio Inc Class A (a)	792	102,168
VeriSign Inc	211	56,732
		774,143
Semiconductors & Semiconductor Equipment - 12.0%
Advanced Micro Devices Inc (a)	584	102,965
Analog Devices Inc	394	88,504
Applied Materials Inc	732	131,804
Broadcom Inc	2,389	701,650
Cirrus Logic Inc (a)	141	14,200
Diodes Inc (a)	108	5,332
First Solar Inc (a)	249	43,508
GlobalFoundries Inc (a)	437	16,339
Intel Corp	2,490	49,302
Lam Research Corp	724	68,664
Lattice Semiconductor Corp (a)	64	3,189
MACOM Technology Solutions Holdings Inc (a)	204	27,977
Marvell Technology Inc	3,345	268,838
Micron Technology Inc	1,031	112,523
Monolithic Power Systems Inc	55	39,118
NVIDIA Corp	17,326	3,081,777
Onto Innovation Inc (a)	140	13,265
QUALCOMM Inc	278	40,799
Texas Instruments Inc	624	112,981
		4,922,735
Software - 9.1%
ACI Worldwide Inc (a)	215	9,150
Adobe Inc (a)	254	90,853
Agilysys Inc (a)	156	17,796
Appfolio Inc Class A (a)	19	5,080
AppLovin Corp Class A (a)	369	144,168
Atlassian Corp Class A (a)	79	15,151
Autodesk Inc (a)	310	93,964
BILL Holdings Inc (a)	71	3,042
Cadence Design Systems Inc (a)	128	46,665
Ccc Intelligent Solutions Holdings Inc Class A (a)	706	6,827
Commvault Systems Inc (a)	168	31,912
Crowdstrike Holdings Inc Class A (a)	20	9,091
CyberArk Software Ltd (a)	31	12,756
Dropbox Inc Class A (a)	132	3,586
Dynatrace Inc (a)	346	18,203
Elastic NV (a)	59	4,938
Fair Isaac Corp (a)	8	11,494
Fortinet Inc (a)	159	15,884
Gen Digital Inc	1,623	47,862
Gitlab Inc Class A (a)	68	2,979
Guidewire Software Inc (a)	72	16,288
HubSpot Inc (a)	30	15,590
Informatica Inc Class A (a)	356	8,793
Intapp Inc (a)	126	5,046
Intuit Inc	159	124,836
Microsoft Corp	4,063	2,167,612
MicroStrategy Inc Class A (a)	110	44,205
Monday.com Ltd (a)	28	7,344
nCino Inc (a)	381	10,639
Olo Inc Class A (a)	1,428	14,965
Palantir Technologies Inc Class A (a)	540	85,509
Palo Alto Networks Inc (a)	282	48,955
Pegasystems Inc	118	6,928
Procore Technologies Inc (a)	93	6,662
Progress Software Corp	184	8,847
PTC Inc (a)	125	26,851
Salesforce Inc	751	194,007
SentinelOne Inc Class A (a)	253	4,640
Servicenow Inc (a)	167	157,501
SPS Commerce Inc (a)	133	14,479
Synopsys Inc (a)	136	86,152
Tenable Holdings Inc (a)	49	1,534
Varonis Systems Inc (a)	360	20,099
Vertex Inc Class A (a)	378	12,538
Workday Inc Class A (a)	130	29,819
Workiva Inc Class A (a)	218	13,915
Zscaler Inc (a)	92	26,272
		3,751,427
Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc	7,541	1,565,286
Hewlett Packard Enterprise Co	1,442	29,835
HP Inc	335	8,308
NetApp Inc	324	33,738
Western Digital Corp	557	43,830
		1,680,997
TOTAL INFORMATION TECHNOLOGY		11,750,190

Materials - 1.9%
Chemicals - 0.8%
Corteva Inc	540	38,950
Ecolab Inc	385	100,778
Element Solutions Inc	615	14,514
FMC Corp	141	5,505
Linde PLC	179	82,387
Minerals Technologies Inc	68	3,954
Mosaic Co/The	729	26,251
PPG Industries Inc	346	36,503
Sherwin-Williams Co/The	33	10,919
		319,761
Construction Materials - 0.4%
CRH PLC	1,300	124,085
James Hardie Industries PLC ADR (a)	112	2,905
Martin Marietta Materials Inc	54	31,044
		158,034
Containers & Packaging - 0.3%
AptarGroup Inc	49	7,700
Ball Corp	548	31,379
Crown Holdings Inc	509	50,575
Graphic Packaging Holding CO	601	13,438
International Paper Co	252	11,778
Silgan Holdings Inc	46	2,140
		117,010
Metals & Mining - 0.4%
Carpenter Technology Corp	231	57,609
Commercial Metals Co	158	8,194
Constellium SE (a)	315	4,319
Newmont Corp	1,042	64,708
Nucor Corp	132	18,885
Royal Gold Inc	31	4,694
		158,409
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	212	19,166
TOTAL MATERIALS		772,380

Real Estate - 1.8%
Health Care REITs - 0.5%
CareTrust REIT Inc	546	17,363
Medical Properties Trust Inc	583	2,402
Omega Healthcare Investors Inc	54	2,101
Welltower Inc	860	141,960
		163,826
Hotel & Resort REITs - 0.0%
Park Hotels & Resorts Inc	557	5,937
Industrial REITs - 0.0%
Prologis Inc	188	20,075
Office REITs - 0.0%
Douglas Emmett Inc	299	4,533
Kilroy Realty Corp	286	10,542
		15,075
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (a)	230	35,821
Compass Inc Class A (a)	2,286	18,151
Cushman & Wakefield PLC (a)	1,613	19,662
Howard Hughes Holdings Inc (a)	62	4,261
Jones Lang LaSalle Inc (a)	39	10,544
Zillow Group Inc Class C (a)	66	5,250
		93,689
Retail REITs - 0.0%
Tanger Inc	357	10,717
Urban Edge Properties	192	3,786
		14,503
Specialized REITs - 1.1%
American Tower Corp	406	84,606
Crown Castle Inc	1,152	121,065
Digital Realty Trust Inc	444	78,339
Equinix Inc	119	93,435
Iron Mountain Inc	187	18,206
Outfront Media Inc	974	17,074
SBA Communications Corp Class A	50	11,236
		423,961
TOTAL REAL ESTATE		737,066

Utilities - 1.4%
Electric Utilities - 0.7%
Constellation Energy Corp	121	42,089
Edison International	557	29,031
Eversource Energy	693	45,807
Exelon Corp	1,517	68,174
NextEra Energy Inc	1,438	102,184
PG&E Corp	1,182	16,572
		303,857
Gas Utilities - 0.1%
New Jersey Resources Corp	202	9,274
Southwest Gas Holdings Inc	214	16,722
UGI Corp	634	22,938
		48,934
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy Inc Class C	93	3,034
Multi-Utilities - 0.5%
Dominion Energy Inc	531	31,037
NiSource Inc	1,448	61,468
Public Service Enterprise Group Inc	1,129	101,373
Sempra	315	25,729
		219,607
Water Utilities - 0.1%
Essential Utilities Inc	582	21,417
TOTAL UTILITIES		596,849

TOTAL UNITED STATES		37,633,909
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (a)	3,598	60,477
TOTAL COMMON STOCKS (Cost $32,124,403)		39,465,281

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd (Cost $18,528)	501	20,503

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,649,015)	4.33	1,648,685	1,649,015

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $33,791,946)	41,134,799
NET OTHER ASSETS (LIABILITIES) - 0.3%	136,980
NET ASSETS - 100.0%	41,271,779

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	4	Sep 2025	1,274,850	18,115	18,115

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,005 or 0.0% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,689 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,063,042	8,963,442	8,377,469	29,499	-	-	1,649,015	1,648,685	0.0%
Total	1,063,042	8,963,442	8,377,469	29,499	-	-	1,649,015

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,321,789	3,231,258	90,531	-
Consumer Discretionary	4,043,908	4,038,313	5,595	-
Consumer Staples	1,853,727	1,845,922	7,805	-
Energy	1,514,136	1,514,136	-	-
Financials	5,888,597	5,869,964	18,633	-
Health Care	3,607,447	3,607,406	-	41
Industrials	4,444,444	4,410,867	33,577	-
Information Technology	12,480,425	12,453,788	26,637	-
Materials	905,139	905,139	-	-
Real Estate	744,455	744,455	-	-
Utilities	661,214	618,664	42,550	-

Non-Convertible Preferred Stocks
Information Technology	20,503	-	20,503	-

Money Market Funds	1,649,015	1,649,015	-	-
Total Investments in Securities:	41,134,799	40,888,927	245,831	41
Derivative Instruments:

Assets
Futures Contracts	18,115	18,115	-	-
Total Assets	18,115	18,115	-	-
Total Derivative Instruments:	18,115	18,115	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	18,115	0
Total Equity Risk	18,115	0
Total Value of Derivatives	18,115	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $32,142,931)	$39,485,784
Fidelity Central Funds (cost $1,649,015)	1,649,015

Total Investment in Securities (cost $33,791,946)		$41,134,799
Segregated cash with brokers for derivative instruments		85,278
Cash		5,335
Receivable for fund shares sold		54,236
Dividends receivable		19,519
Distributions receivable from Fidelity Central Funds		5,680
Receivable from investment adviser for expense reductions		2,984
Total assets		41,307,831
Liabilities
Payable to custodian bank	$8
Payable for fund shares redeemed	26,720
Payable for daily variation margin on futures contracts	4,400
Custody fee payable	4,924
Total liabilities		36,052
Net Assets		$41,271,779
Net Assets consist of:
Paid in capital		$33,848,065
Total accumulated earnings (loss)		7,423,714
Net Assets		$41,271,779
Net Asset Value, offering price and redemption price per share ($41,271,779 ÷ 2,745,071 shares)		$15.03
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$205,740
Interest		1,274
Income from Fidelity Central Funds		29,499
Total income		236,513
Expenses
Custodian fees and expenses	$5,902
Independent trustees' fees and expenses	55
Total expenses before reductions	5,957
Expense reductions	(5,632)
Total expenses after reductions		325
Net Investment income (loss)		236,188
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(160,900)
Foreign currency transactions	179
Futures contracts	36,818
Total net realized gain (loss)		(123,903)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,944,808
Assets and liabilities in foreign currencies	(4)
Futures contracts	18,063
Total change in net unrealized appreciation (depreciation)		1,962,867
Net gain (loss)		1,838,964
Net increase (decrease) in net assets resulting from operations		$2,075,152
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$236,188	$312,905
Net realized gain (loss)	(123,903)	242,370
Change in net unrealized appreciation (depreciation)	1,962,867	3,894,752
Net increase (decrease) in net assets resulting from operations	2,075,152	4,450,027
Distributions to shareholders	(74,500)	(514,411)

Share transactions
Proceeds from sales of shares	13,280,863	15,915,908
Reinvestment of distributions	74,500	514,411
Cost of shares redeemed	(2,575,652)	(3,599,236)

Net increase (decrease) in net assets resulting from share transactions	10,779,711	12,831,083
Total increase (decrease) in net assets	12,780,363	16,766,699

Net Assets
Beginning of period	28,491,416	11,724,717
End of period	$41,271,779	$28,491,416

Other Information
Shares
Sold	958,960	1,193,192
Issued in reinvestment of distributions	5,486	35,756
Redeemed	(189,464)	(257,925)
Net increase (decrease)	774,982	971,023

Financial Highlights
Fidelity® Series Sustainable U.S. Market Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$14.46	$11.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.20	.14
Net realized and unrealized gain (loss)	.51	2.81	1.72
Total from investment operations	.61	3.01	1.86
Distributions from net investment income	(.01)	(.17)	(.12)
Distributions from net realized gain	(.03)	(.12)	(.01)
Total distributions	(.04)	(.29)	(.12) D
Net asset value, end of period	$15.03	$14.46	$11.74
Total Return E,F	4.21%	25.66%	18.66%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04% I	.07%	.10% I
Expenses net of fee waivers, if any J	- % I	-%	-% I
Expenses net of all reductions, if any J	-% I	-%	-% I
Net investment income (loss)	1.42% I	1.47%	1.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$41,272	$28,491	$11,725
Portfolio turnover rate K	29 % I	27%	28% I

AFor the period May 11, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Series Sustainable U.S. Market Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,697,905
Gross unrealized depreciation	(1,417,696)
Net unrealized appreciation (depreciation)	$7,280,209
Tax cost	$33,872,705

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Sustainable U.S. Market Fund	14,928,931	4,639,418
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Sustainable U.S. Market Fund	123

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Sustainable U.S. Market Fund	120,243	56,440	(6,477)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through May 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $5,403.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $229.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Sustainable U.S. Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts. Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, 529 plans and collective investment trusts that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through May 31, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9908960.102
SUQ-SANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025